OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER ACCOUNTS RECEIVABLES AND PREPAID EXPENSES [Abstract]
Schedule of Other Accounts Receivable and Prepaid Expenses
	December 31,
	2016	2015

Prepaid expenses	$148	$267
Government authorities	32	47
Security deposits	73	65
Royalty-bearing grants	22	128
Amounts due from Patent License Agreement (Note 2k)	-	1,600
Other	16	30

	$291	$2,137